Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
11. Goodwill and Other Intangible Assets
Our annual goodwill impairment testing is performed as of October 1 each year, or more frequently as events occur or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying amount. The reporting units at which goodwill is tested for impairment are the Consumer Bank, Commercial Bank and Institutional Bank reporting units. The Commercial Bank and Institutional Bank reporting units are aggregated within Key’s overall Commercial Bank reporting segment. Additional information pertaining to our accounting policy for goodwill and other intangible assets is summarized in Note 1 (“Summary of Significant Accounting Policies”) under the heading “Goodwill and Other Intangible Assets.”

During the first quarter of 2024, Key realigned its real estate capital business from its Commercial Bank reporting unit to its Institutional Bank reporting unit. The move was done to align product-based teams to the client-facing businesses they serve with the goal of reducing overhead and complexity and creating a better client experience. This reorganization was identified as a triggering event for purposes of goodwill impairment testing. As a result, interim goodwill impairment tests were performed during the first quarter of 2024 reflecting the reporting units both immediately before and immediately after the realignment, neither of which resulted in impairment. The results of the interim impairment test reflecting the realignment indicated the fair value of each of the three reporting units, Consumer Bank, Commercial Bank, and Institutional Bank, exceeded their respective carrying values by more than 10%. We utilized a combination of market and income approaches to calculate the estimated fair values of our reporting units. We determined in that interim quantitative test that the estimated fair value of the Consumer Bank reporting unit was 18% greater than its carrying amount, the estimated fair value of the Commercial Bank reporting unit was 25% greater than its carrying amount, and the estimated fair value of the Institutional Bank reporting unit was 34% greater than its carrying amount. The carrying amounts of the reporting units represent the average equity based on blended capital for goodwill impairment testing and management reporting purposes. Based on the results of the 2024 interim quantitative test, there was no goodwill impairment. This was the most recent quantitative goodwill test performed by Key.

For our latest annual impairment test, we conducted a qualitative test as of October 1, 2025. This test involved reviewing updated internal forecasts, evaluating market data, assessing reasonableness of critical assumptions used in the last quantitative goodwill impairment test as of February 29, 2024 and considering recent transactions and events that could impact the goodwill at each reporting unit. Key concluded it was not more likely than not that goodwill was impaired as of October 1, 2025, our annual testing date.

Additionally, we monitored events and circumstances during the period from October 1, 2025 through December 31, 2025, including an evaluation of macroeconomic and market factors, industry and banking sector events, Key specific performance indicators and updated management forecasts. Based on these considerations, we concluded that it was not more-likely-than-not that goodwill was impaired as of December 31, 2025.

Changes in the carrying amount of goodwill by reporting segment are presented in the following table:

Dollars in millions	Consumer Bank	Commercial Bank	Total(a)
BALANCE AT DECEMBER 31, 2023	$1,819	$933	$2,752
BALANCE AT DECEMBER 31, 2024	1,819	933	2,752
BALANCE AT DECEMBER 31, 2025	$1,819	$933	$2,752

(a) There were no accumulated impairment losses related to any of Key’s reporting units at December 31, 2025, December 31, 2024, and December 31, 2023.
The following table shows the gross carrying amount and the accumulated amortization of intangible assets subject to amortization:

	2025		2024
December 31, Dollars in millions	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Intangible assets subject to amortization:
Core deposit intangibles	$356	$352	$356	$342
PCCR intangibles	16	16	16	16
Other intangible assets	154	150	154	141
Total	$526	$518	$526	$499

The following table presents estimated intangible asset amortization expense for the next five years.

	Estimated
Dollars in millions	2026	2027	2028	2029	2030
Intangible asset amortization expense	$7	$1	$—	$—	$—